General	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of September 30, 2018, our fleet comprises of 12 LNG carriers, one Floating Storage Regasification Unit (''FSRU'') and one Floating Liquefaction Natural Gas vessel ("FLNG"). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of 10 vessels and Golar Power Limited's ("Golar Power") fleet of three vessels. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of 18 LNG carriers, eight FSRUs and one FLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

FLNG Hilli

The Hilli Episeyo (the "Hilli") is in full commercial operation under the Liquefaction Tolling Agreement ("LTA") with Perenco Cameroon S.A. ("Perenco") and Société Nationale des Hydrocarbures ("SNH").

The LTA with Perenco and SNH (together, the "Customer"), was executed on November 29, 2017 and considered legally effective on December 19, 2017 when all conditions precedent were met.

Following the effectiveness of the LTA, a derivative asset of $79.6 million was initially recognized, representing the fair value of the estimated discounted cash flows of payments due to us as a result of the Brent Crude price moving above the contractual floor of $60.00 per barrel over the contract term. The derivative asset is subsequently remeasured to fair value at each balance sheet date. The fair value as of September 30, 2018 and December 31, 2017 was $280.5 million and $94.7 million, respectively (see note 15). This resulted in the recognition of an unrealized gain of $185.8 million and $nil for the nine months ended September 30, 2018 and 2017, respectively, presented under "Other operating income" under the line item "Realized and unrealized gain on oil derivative instrument" in our consolidated statements of income (see note 2). The corresponding liability relating to the initial fair value of the oil derivative instrument ("Day 1 gain") of $79.6 million was deferred and is being released to earnings on a straight-line basis over the term of the LTA, presented under the line item "Liquefaction services revenue" in the consolidated statements of income (see note 5).

Hilli Disposal

On July 12, 2018 (the "Closing Date"), we and affiliates of Keppel Shipyard Limited ("Keppel") and Black & Veatch Corporation ("B&V") (together, the "Sellers"), completed the sale ("Hilli Disposal") to Golar Partners of common units in our consolidated subsidiary Golar Hilli LLC ("Hilli LLC") (the "Hilli Common Units"), which owns Golar Hilli Corp. ("Hilli Corp"), the disponent owner of the Hilli. The selling price for the Hilli Disposal was $658 million, less 50% of our net lease obligations under the Hilli Facility (see note 13) on the Closing Date and working capital adjustments. On August 15, 2017, concurrently with our entry into the purchase and sale agreement for the Hilli Disposal (the "Hilli Sale Agreement"), we received a deposit from Golar Partners, which, together with accrued interest, equaled $71.9 million on the Closing Date (the "Hilli deposit"), combined with Golar Partners’ payment for its exercise of the Tundra Put Right, which, together with accrued interest, equaled $110.1 million on the Closing Date (the "Deferred Purchase Price"). We applied the Hilli Deposit, the Deferred Purchase Price and interest accrued thereon as payment for the Hilli Disposal.

We entered into the Amended and Restated Limited Liability Company Agreement of Hilli LLC (the "LLC Agreement") on July 12, 2018. The ownership interests in Hilli LLC are represented by three classes of units, the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, we own:

•	44.6% of the Hilli Common Units, with the remaining Hilli Common Units owned by Golar Partners, Keppel and B&V (50.0%, 5.0% and 0.4%, respectively);

•	89.1% of the Series A Special Units, with the remaining Series A Special Units owned by Keppel and B&V (10.0% and 0.9%, respectively); and

•	89.1% of the Series B Special Units, with the remaining Series B Special Units owned by Keppel and B&V (10.0% and 0.9%, respectively).

We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business and, as a result, we continue to consolidate both Hilli LLC and Hilli Corp. All three classes of ownership interests in Hilli LLC have certain participating and protective rights. We reflect Keppel and B&V’s ownership in Hilli LLC’s Series A Special Units and Series B Special Units as non-controlling interests in our financial statements.

The LLC Agreement provides that within 60 days after the end of each quarter (commencing with the quarter ending September 30, 2018), we, in our capacity as the managing member of Hilli LLC, shall determine the amount of Hilli LLC’s available cash and appropriate reserves (including cash reserves for future maintenance capital expenditures, working capital and other matters), and Hilli LLC shall make a distribution to the unitholders of Hilli LLC (the "Hilli Unitholders") of the available cash, subject to such reserves. Hilli LLC shall make distributions to the Hilli Unitholders when, as and if declared by us; provided, however, that no distributions may be made on the Hilli Common Units on any distribution date unless Series A Distributions (defined below) and Series B Distributions (defined below) for the most recently ended quarter and any accumulated Series A Distributions and Series B Distributions in arrears for any past quarter have been or contemporaneously are being paid or provided for.

Series A Special Units:
The Series A Special Units rank senior to the Hilli Common Units and on par with the Series B Special Units. Upon termination of the LTA, Hilli LLC has a right to redeem the Series A Special Units from legally available funds at a redemption price of $1 plus any unpaid distributions. There are no conversion features on the Series A Special Units. "Series A Distributions" reflect all incremental cash receipts by Hilli Corp during such quarter when Brent Crude prices rise above $60 per barrel with contractually defined adjustments.

Series B Special Units:
The Series B Special Units rank senior to the Hilli Common Units and on par with the Series A Special Units. There are no conversion or redemption features on the Series B Special Units. Incremental returns generated from future vessel expansion capacity (currently uncontracted and excluding the exercise of additional capacity under the existing LTA) include cash receipts and contractually defined adjustments. Of such vessel expansion capacity distributions ("Series B Distributions"):

•	holders of Series B Special Units are entitled to 95% of these distributions, and

•	holders of Hilli Common Units are entitled to 5% of these distributions.

Hilli Common Units:
Distributions attributable to Hilli Common Unitholders are not declared until any accumulated Series A Special Units and Series B Special Units distributions have been paid. As discussed above, Hilli Common Unitholders are entitled to receive a pro rata share of 5% of the vessel expansion capacity distributions.

Impact of partial disposal:
Hilli LLC is an entity where the economic results are allocated based on the LLC Agreement rather than relative ownership percentages. This is due to the different classes of equity within the Hilli LLC entity, as discussed above (Hilli Common Units, Series A Special Units, Series B Special Units). As the LLC Agreement is a substantive contractual arrangement that specifies the allocation of cash proceeds, management has allocated the results of the Hilli LLC entity based on this.

The main assumption made in the above exercise was to make certain assumptions about the allocation of non-cash components. Specifically, the unrealized mark-to-market movement in the oil derivative instrument is allocated to the Series A Special Unit holders only as they are the only unit holders who benefit from the oil-linked revenues, and the cost of the Hilli asset is allocated between the Hilli Common Unit holders and the Series B Special Unit holders. This split follows the allocation of cash revenues associated with the capacity of the asset to the Hilli Common Unit holders and the Series B Special Unit holders and also the rights that such holders have in the event of Hilli LLC being liquidated, or in the event that there is an insurance payout related to the Hilli asset.

Going concern

The condensed consolidated financial statements have been prepared on a going concern basis.

A pre-condition of the Golar Tundra lease financing with CMBL of $125.9 million (refer to note 8), which is secured on the vessel, is for the FSRU to be employed under an effective charter. Under the terms of our sale and lease back facility for the Golar Tundra, by virtue of our prior termination of the WAGL charter, we are required to find a replacement charter by June 30, 2019, or we could be required to refinance the FSRU. A similar pre-condition also applies to the Golar Seal lease financing with CCBFL of $143.8 million (refer to note 8), which is secured on the vessel, whereby the vessel is to be employed under an effective charter by December 31, 2018, or we could be required to refinance the LNG carrier. Accordingly, to address our anticipated working capital requirements over the next 12 months, in the event we are unable to secure a charter for the Golar Tundra or the Golar Seal, we are currently exploring our refinancing options, which may include seeking further extensions by the lenders of their deadlines for satisfaction of such. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. However, we have a track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage. In addition to vessel refinancings, if market and economic conditions are favorable, we may also consider further issuances of corporate debt or equity to increase liquidity.

Our medium and long-term liquidity requirements are primarily for funding the investments for our conversion projects including potential investments into our joint venture, and repayment of long-term debt balances. Sources of funding for our medium and long-term liquidity requirements include new loans, refinancing of existing financing arrangements, public and private debt or equity offerings, and potential sales of our interests in our vessel owning subsidiaries operating under long-term charters (including additional sales of interests in Hilli LLC).

With respect to the Greater Tortue / Ahmeyim Project with BP for a FLNG vessel, pursuant to the exchange of the Heads of Terms in April 2018, we commenced FEED work to be ready for a vessel conversion for a future expected notice to proceed from BP. The vessel conversion is contingent on a positive Final Investment Decision ("FID") being taken for the project by the project partners, which is expected by the end of 2018. In the event of a positive FID, we have commenced financing discussions in relation to funding our potential future conversion commitments.